UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21035

CITIZENSSELECT FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	04/30
Date of reporting period:	07/31/04

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FORM N-Q

Item 1.	Schedule of Investments.

CitizensSelect Prime Money Market Fund STATEMENT OF INVESTMENTS July 31, 2004 (Unaudited)
	Principal
Negotiable Bank Certificates of Deposit-27.0%	Amount ($)	Value ($)

Alliance & Leicester PLC (London)
1.38%, 9/13/2004	15,000,000	15,000,000
Banco Bilbao Vizcaya Argentaria S.A. (London)
1.45%, 9/21/2004	15,000,000	15,000,000
Barclays Bank PLC (London)
1.25%, 8/19/2004	13,000,000	12,999,116
Credit Agricole Indosuez S.A. (Yankee)
1.31%, 4/19/2005	15,000,000 a	14,997,855
First Tennessee Bank N.A.
1.30%, 8/10/2004	15,000,000	15,000,000
Washington Mutual Bank
1.31%, 8/9/2004	14,000,000	13,999,966
Wells Fargo Bank N.A.
1.32%, 8/10/2004	15,000,000	15,000,000

Total Negotiable Bank Certificates of Deposit
(cost $101,996,937)		101,996,937

Commercial Paper - 47.8%

Bank of Ireland
1.28%, 8/10/2004	15,000,000	14,995,200
BNP Paribas Finance Inc.
1.32%, 8/2/2004	11,000,000	10,999,597
Depfa Bank PLC
1.58%, 10/25/2004	15,000,000	14,944,396
Deutsche Bank Financial LLC
1.32%, 8/2/2004	11,000,000	10,999,597
Dresdner U.S. Finance Inc.
1.30%, 8/2/2004	12,000,000	11,999,566
FCAR Owner Trust
1.41%, 9/13/2004	15,000,000	14,974,737
General Electric Capital Corp.
1.49%, 9/13/2004	15,000,000	14,973,483
General Electric Capital Services Inc.
1.09%, 8/17/2004	17,000,000	16,991,840
Greyhawk Funding LLC
1.42%, 9/16/2004	7,000,000 b	6,987,299
Morgan Stanley Dean Witter Finance Ltd.
1.30%, 8/10/2004	15,000,000	14,995,125
Prudential Funding LLC
1.30%, 8/2/2004	11,000,000	10,999,603
Rabobank USA Financial Corp.
1.31%, 8/2/2004	11,000,000	10,999,600
UBS Finance Delaware LLC
1.32%, 8/2/2004	11,000,000	10,999,596
WestLB AG
1.49%, 9/23/2004	15,000,000	14,967,317

Total Commercial Paper
(cost $180,826,956)		180,826,956

Promissory Notes - 4.2%

Goldman Sachs Group Inc.
1.29%, 10/12/2004		16,000,000
(cost $16,000,000)	16,000,000 c	16,000,000

U.S. Government Agencies - 9.3%

Federal National Mortgage Association, Notes
1.28%, 1/10/2005	25,000,000	24,994,453
Federal National Mortgage Association , Floating Rate Notes
1.57%, 5/13/2005	10,000,000 a	10,000,000

Total U.S. Government Agencies
(cost $34,994,453)		34,994,453

Time Deposits - 11.7%

Fortis Bank (Grand Cayman)
1.33%, 8/2/2004	11,000,000	11,000,000
Key Bank N.A. (Grand Cayman)
1.30%, 8/2/2004	11,000,000	11,000,000
National City Bank (Grand Cayman)
1.29%, 8/2/2004	5,359,000	5,359,000
Royal Bank of Canada (Grand Cayman)
1.32%, 8/2/2004	11,000,000	11,000,000
State Street Bank & Trust Co. (Grand Cayman)
1.25%, 8/2/2004	6,000,000	6,000,000

Total Time Deposits
(cost $44,359,000)		44,359,000

Total Investments (cost $378,177,346)	100.0%	378,177,346
Liabilities less Cash and Receivables (Net)	0.0%	(165,353)
Net Assets	100.0%	378,011,993

a Variable interest rate - subject to periodic change.
b Securities exempt from registration under Rule 144A of the Secutities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, these securities amounted to $6,987,299 or 1.8% of net assets.
These securities have been determined to be liquid by the Fund's Board.
c These notes were acquired for investment, and not with the intent to distribute or sell. Securities restricted as to public resale.
These securities were acquired on April 15, 2004 at a cost of $16,000,000. At	July 31, 2004, the aggregate value of these securities was
$16,000,000 representing 4.2% of net assets and is valued at amortized cost.

CitizenSelect Treasury Money Market Fund
STATEMENT OF INVESTMENTS
July 31,2004 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
U.S. Treasury Bills-90.1%	Purchase (%)	Amount ($)	Value ($)

8/12/2004	1.15	52,003,000	51,984,872
8/19/2004	1.14	1,647,000	1,646,061
8/26/2004	1.15	14,435,000	14,423,517
9/2/2004	1.14	105,935,000	105,827,812
9/9/2004	1.05	10,000,000	9,988,625
9/16/2004	.99	20,000,000	19,974,828
10/7/2004	1.26	30,000,000	29,929,650
10/14/2004	1.26	30,000,000	29,922,300
10/21/2004	1.28	50,000,000	49,856,000
11/18/2004	1.52	632,000	629,115

Total U.S. Treasury Bills
(cost $314,182,780)			314,182,780

U.S.Treasury Notes-10.0%

2.125%, 8/31/2004	.99	25,000,000	25,022,586
1.875%, 9/30/2004	1.02	10,000,000	10,013,552

Total U.S. Treasury Notes
(cost $35,036,138)			35,036,138

Total Investments (cost $ 349,218,918 )		100.1%	349,218,918
Liabilities, Less Cash and Receivables		(.1%)	(312,200)
Net Assets		100.0%	348,906,718

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.
CitizensSelect Funds
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	September 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	September 17, 2004

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	September 17, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

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